Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
United States		$ 430	$ 602
Current Income Tax Expense (Benefit), Total	$ 7,652	11,592	14,092
Deferred:
United States	0	0	0
Deferred Income Tax Expense (Benefit)	529	(3,950)	1,119
Total	8,181	7,642	15,211
All Other Foreign
Current:
Foreign	7,652	11,162	13,490
Deferred:
Foreign	$ 529	$ (3,950)	$ 1,119